Schedule of basic and diluted net loss per share (Details) - SEK (kr) kr / shares in Units, shares in Thousands, kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Loss attributable to ordinary equity holders of the parent (TSEK)	kr (1,118,055)	kr (887,444)
Weighted average number for ordinary shares for basic	62,629,420	40,677,840
Weighted average number for ordinary shares for diluted	62,629,420	40,677,840
Basic net loss per share	kr (17.85)	kr (21.82)
Diluted net loss per share	kr (17.85)	kr (21.82)